Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2017
Dividends on Ordinary Shares

10. DIVIDENDS ON ORDINARY SHARES

Dividends on ordinary shares declared and paid during the year were as follows:

	2017	2016	2015
	Pence per	Pence per	Pence per	2017	2016	2015
	share	share	share	£m	£m	£m
In respect of current year – first interim	4.58	4.49	4.45	323	317	314
– second interim	3.26	3.91	1.44	230	276	102
	7.84	8.40	5.89	553	593	416

Santander UK Group Holdings plc [member]
Dividends on Ordinary Shares	3. DIVIDENDS ON ORDINARY SHARES Dividends on ordinary shares declared during the year are set out in Note 10 to the Consolidated Financial Statements.